OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Prepaid expenses	$3,288	$1,482
Short-term lease deposits	188	195
Other receivable from insurance carrier in regard of class action (see Note 11)	-	1,300
Government authorities	1,043	1,056
Grants receivable from the OCS	556	272
Foreign currency derivative contracts	368	457
Others	507	196

	$5,950	$4,958